SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
Schedule Of Financial Expenses, Net

Financial expenses, net:

	Year ended December 31,
	2016	2017	2018

Financial income:
Interest on deposits	$242	$126	$111
Foreign currency translation differences and derivatives (*)	966	2,522	3,981

	1,208	2,648	4,092
Financial expenses:
Bank charges and interest on loans	(3,794)	(4,830)	(4,597)
Foreign currency translation differences and derivatives	(3,717)	(3,707)	(5,844)

	(7,511)	(8,537)	(10,441)

	$(6,303)	$(5,889)	$(6,349)

(*)
During 2016 and 2018 the Company recorded $ 907 and $ 969 income (respectively) upon collection of trade receivables balances from customers in Venezuela at a rate which was higher than the rate it could collect these receivables previously

Schedule Of Net income per share
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2016	2017	2018
Numerator:
Numerator for basic and diluted net income per share - income available to shareholders of Ordinary shares	$11,429	$15,560	$23,046

Denominator:
Denominator for basic net income per share - weighted average number of shares	77,702,788	77,916,912	78,579,013

Effect of dilutive securities:
Employee stock options and RSU	910,740	2,025,441	2,442,514

Denominator for diluted net income per share - adjusted weighted average number of shares	78,613,528	79,942,353	81,021,527